Interim Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements Of Comprehensive Income Loss [Abstract]
Net loss from continuing operation	$ (25,306)	$ (64,956)
Net (loss) profit from discontinued operation	(1,057)	470
Profit (loss)	(26,363)	(64,486)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Foreign currency translation adjustments	2,003	1,692
Total other comprehensive income	2,003	1,692
Total comprehensive loss	(24,360)	(62,794)
Attributable to:
Equity holders of the Company	(25,037)	(63,897)
Non-controlling interests	677	1,103
Total comprehensive loss	$ (24,360)	$ (62,794)